LOANS, FINANCING AND DEBENTURES - Relevant transactions entered into during the period (Details) R$ in Thousands, $ in Thousands	Jun. 29, 2023 BRL (R$)	Jun. 27, 2023 BRL (R$)	Dec. 22, 2022 USD ($)	Jun. 21, 2023 USD ($)	Jun. 21, 2023 BRL (R$)	May 19, 2023 USD ($)	May 19, 2023 BRL (R$)	Dec. 22, 2022 BRL (R$)
BNDES funds raised | BNDES
LOANS, FINANCING AND DEBENTURES
Principle amount		R$ 500,000
Principal grace period		7 years
BNDES funds raised | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Interest rate basis		Long-Term Rate (“TLP”), plus a fixed interest rate of 5.23% p.a
Basis spread (as a percent)		5.23%
New credit line obtained | International Finance Corporation (IFC) A&B Loan
LOANS, FINANCING AND DEBENTURES
Principle amount			$ 600,000					R$ 2,891,520
New credit line obtained | International Finance Corporation (IFC) A-Loan
LOANS, FINANCING AND DEBENTURES
Principle amount			$ 250,000					R$ 1,204,800
Debt instrument term			8 years
Principal grace period			6 years
New credit line obtained | International Finance Corporation (IFC) A-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis			Term SOFR + 1.80% p.a.
Basis spread (as a percent)			1.80%					1.80%
New credit line obtained | International Finance Corporation (IFC) B-Loan
LOANS, FINANCING AND DEBENTURES
Principle amount			$ 350,000					R$ 1,686,720
Debt instrument term			7 years
Principal grace period			5 years
New credit line obtained | International Finance Corporation (IFC) B-Loan | SOFR
LOANS, FINANCING AND DEBENTURES
Interest rate basis			Term SOFR + 1.60% p.a.
Basis spread (as a percent)			1.60%					1.60%
Advance of exchange contract ("ACC") | BNP Paribas
LOANS, FINANCING AND DEBENTURES
Principle amount				$ 35,000	R$ 168,672	$ 100,000	R$ 481,920
Advance of exchange contract ("ACC") | BNP Paribas | Fixed
LOANS, FINANCING AND DEBENTURES
Interest rate				6.52%	6.52%	6.00%	6.00%
Issuance of debenture | Debentures
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 1,000,000
Issuance of debenture | Debenture, IPCA + 6.0188% p.a.
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 500,000
Debt instrument term	7 years
Issuance of debenture | Debenture, IPCA + 6.0188% p.a. | IPCA
LOANS, FINANCING AND DEBENTURES
Interest rate basis	IPCA + 6.0188% p.a.
Basis spread (as a percent)	6.0188%
Issuance of debenture | Debenture, IPCA + 6.2477% p.a.
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 500,000
Debt instrument term	10 years
Issuance of debenture | Debenture, IPCA + 6.2477% p.a. | IPCA
LOANS, FINANCING AND DEBENTURES
Interest rate basis	IPCA + 6.2477% p.a.
Basis spread (as a percent)	6.2477%